GuidePath Conservative Income Fund
Schedule of Investments
December 31, 2025 (Unaudited)

INVESTMENT COMPANIES - 43.5%	Shares	Value
Domestic Fixed Income Funds - 43.5%
Invesco Senior Loan ETF (a)	63,646	$1,336,566
iShares 0-5 Year High Yield Corporate Bond ETF	29,757	1,275,682
Schwab Short-Term US Treasury ETF (b)	256,302	6,246,080
		8,858,328
TOTAL INVESTMENT COMPANIES (Cost $8,869,616)		8,858,328

U.S. TREASURY SECURITIES - 12.1%	Par	Value
U.S. Treasury Notes
2.25%, 03/31/2026	500,000	498,386
0.88%, 06/30/2026	750,000	740,274
0.88%, 09/30/2026	750,000	735,259
1.25%, 11/30/2026	500,000	489,813
TOTAL U.S. TREASURY SECURITIES (Cost $2,463,567)		2,463,732

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 44.4%	Shares	Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.72% (b)(c)	9,046,669	9,046,669
TOTAL MONEY MARKET FUNDS (Cost $9,046,669)		9,046,669

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.4%	Units	Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.86% (c)	1,316,703	1,316,703
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,316,703)		1,316,703

TOTAL INVESTMENTS - 106.4% (Cost $21,696,555)		21,685,432
Liabilities in Excess of Other Assets - (6.4)%		(1,302,766)
TOTAL NET ASSETS - 100.0%		$20,382,666

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,286,082.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.